DEBT - Narrative (Details) - USD ($)	1 Months Ended	12 Months Ended		54 Months Ended	78 Months Ended
	Oct. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Oct. 31, 2023	Apr. 30, 2030	May 25, 2023	Oct. 31, 2019	Feb. 17, 2017
Debt Instrument [Line Items]
Restrictive covenants, minimum amount of cash and cash equivalents		$ 50,000,000
Unsecured debt
Debt Instrument [Line Items]
Redeemed amount		21,100,000
Debt instrument, repurchased face amount		$ 20,400,000
Debt instrument, repurchased face amount as a percentage of consideration		100.30%	100.30%
Debt instrument, accrued interest		$ 600,000
Gain (loss) on repurchase of debt instrument		$ (300,000)
Debt instrument, amendment, free liquid assets						$ 100,000,000
Debt instrument, amendment, percentage of commission						3.75%
Debt instrument, amendment, commission fee						$ 5,200,000
Debt instrument, reissued face amount as a percentage of consideration		98.90%
Gimi 700 million facility | Long-term debt
Debt Instrument [Line Items]
Debt instrument, face amount							$ 700,000,000
Balloon payment to be paid							350,000,000
Proceeds from lines of credit		$ 630,000,000
Gimi 700 million facility | Long-term debt | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)				4.00%
Gimi 700 million facility | Long-term debt | LIBOR | Forecast
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)					3.00%
7% Unsecured Bonds, Maturing Oct 2025 | Unsecured debt
Debt Instrument [Line Items]
Debt instrument, face amount	$ 300,000,000	$ 61,100,000
Interest rate (in percent)	7.00%
Redeemed amount			$ 142,200,000
Percentage of nominal amount		100.00%
Long-term debt, term		4 years
Debt instrument, repurchased face amount			140,700,000
Debt instrument, accrued interest			1,500,000
Gain (loss) on repurchase of debt instrument			$ (2,300,000)
Net debt receipts		$ 61,000,000
Debt instrument, issued, accrued interest		100,000
Gain (loss) on issuance of debt instrument		$ (700,000)
7% Unsecured Bonds, Maturing Oct 2025 | Unsecured debt | Put option
Debt Instrument [Line Items]
Percentage of nominal amount		101.00%
2017 Convertible bonds | Convertible debt
Debt Instrument [Line Items]
Debt instrument, face amount								$ 402,500,000
Redeemed amount	$ 85,200,000
Loss on partial redemption of convertible bonds	$ 800,000
Golar Arctic facility | Secured debt
Debt Instrument [Line Items]
Balloon payment to be paid							$ 9,100,000
Basis spread on variable rate (in percent)		2.75%